Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2020
1 year or less [member]
Statement [line items]
Summary of trade and other payables

	2020	2019
	A$’000	A$’000

Trade payables	1,694	1,050
Accrued payables	1,795	714
Other current liability	—	—

	3,489	1,764